Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of related party transactions	Transactions and balances with associated companies and joint ventures

EURm	2025	2024	2023
Sales	33	36	46
Purchases	(154)	(147)	(141)
Trade and other receivables	20	73	18
Trade and other payables	(32)	(35)	(31)